Long-Term Debt (Schedule Effect of Derivative Instruments on the Company's Condensed Consolidated Statements of Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest expense [Member]
Effect of derivative instruments
Interest expense	$ (6.3)	$ (5.5)	$ (7.7)
Interest Rate Swap [Member]
Effect of derivative instruments
Interest rate swap contracts	$ (3.5)	$ 0.5	$ (11.0)